General information (Details)	12 Months Ended
Dec. 31, 2015 drilling_unit
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of offshore drilling units owned by the Company	38
Number of offshore drilling units under construction	13
Percentage of voting control for certain variable interest entities (in hundredths)	50.00%